Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626


                                Citizens Funds(R)
                           Citizens Global Equity Fund


                        Supplement Dated August 17, 2004
                       To Prospectus Dated August 29, 2003


Effective August 27, 2004, a team of investment professionals at McLean Budden Limited will manage the day-to-day operations of the Citizens Global Equity Fund.

The section entitled "Management of Citizens Funds - The Subadviser" is revised to read as follows:

Since August 27, 2004, McLean Budden Limited (McLean Budden) has been the subadviser for the Citizens Global Equity Fund. McLean Budden was established in 1947 and is majority owned by Sun Life Assurance Company of Canada, Inc. McLean Budden is located at 145 King Street West, Toronto, Ontario, Canada and as of June 30, 2004, had over $23 billion in assets under management.

                                                                     Rule 497(e)
                                                               File Nos. 2-80886
                                                                   and 811-03626


                                Citizens Funds(R)
                           Citizens Global Equity Fund

                        Supplement Dated August 17, 2004
                     To Statement of Additional Information
                              Dated August 27, 2003

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services - State Street Global Advisors Funds Management, Inc." is deleted in its entirety and replaced with the following:

       McLean Budden Limited

The subadviser for the Citizens Global Equity Fund, McLean Budden Limited (McLean Budden), is a registered investment adviser and corporation organized under the laws of Canada. McLean Budden was established in 1947 and is located at 145 King Street West, Toronto, Canada. Sun Life Assurance Company of Canada, Inc. is the majority owner of McLean Budden.

Under a Sub-Advisory Agreement between the Adviser and McLean Budden, the Adviser pays the following sub-advisory fees based on an annual rate of the Fund's average net assets:

On the first $50 million of net assets managed; plus, 0.33% per annum On the next $50 million of net assets managed; plus, 0.30% per annum On the net assets managed over $100 million 0.25% per annum